Goodwill and Intangible Assets (Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
2013	$ 2,323
2014	2,323
2015	2,028
2016	903
Thereafter	240
Net carrying value	$ 7,817	$ 10,679